Additional information to the Statement of Cash Flows (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Additions of contract assets	R$ 173,709	R$ 171,678
Acquistions of fixed assets	1,738	3,636
Right-of-use assets	189,115	82,886
Contract assets	R$ 364,562	R$ 258,200